RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2020
Receivables, net [Abstract]
Schedule of non-current receivables

	As of December 31,
	2020	2019

Receivables with related parties (Notes 25 and 13 (b))	126,908	126,948
Employee advances and loans	2,326	1,572
Advances to suppliers for the purchase of property, plant and equipment	14,078	50,079
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 25)	2,452	7,827
Other receivables	—	254,446
Other tax credits	97,202	150,721
Others	340	972

Receivables, net – Non-current	243,306	592,565

Schedule of current receivables

	As of December 31,
	2020	2019

Value added tax	188,027	162,121
Income tax credits	8,205	60,402
Other tax credits	29,834	38,913
Employee advances and loans	4,355	3,667
Advances to suppliers	12,009	10,134
Advances to suppliers with related parties (Note 25)	11,927	16,126
Expenses paid in advance	8,160	9,781
Government tax refunds on exports	6,499	14,805
Receivables with related parties (Note 25)	7,446	3,696
Others	12,147	15,068

Receivables, net – Current	288,609	334,713